Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Level 1 [Member]
Liability
Derivative liability
Level 2 [Member]
Liability
Derivative liability	$ 2,364,381	$ 5,111,007
Level 3 [Member]
Liability
Derivative liability